NASDAQ
THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
[illegible] BLACKWELL ROAD
ROCKVILLE, MD [illegible]

RECD S.E.C.
AUG 2 1 2007
1086

Gary Sundick
Vice President
Listing Qualifications

By Facsimile and First Class Mail

August 21, 2007

07073886

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

CERT NAS 001-16767

Dear Ms. Peters:

This is to certify that on August 20, 2007, The Nasdaq Stock Market (the "Exchange") received from Westfield Financial, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, par value $.01 per share

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

PROCESSED
AUG 2 4 2007
THOMSON
FINANCIAL

Sincerely,

Gary Sundick

END